Operating income	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Operating income	Operating income
Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Research tax credit ("CIR")	1,047	976	2,017	2,115
Depositary service fees	46	225	70	430
Total operating income	1,093	1,201	2,087	2,545
Research tax credit (“CIR”)
The Group carries out research and development projects. As such, it has benefited from a research tax credit for the six-month periods ended June 30, 2025 and 2026 for an amount of €2,017 thousand and €2,115 thousand, respectively.
Depositary services fees
This line item includes issuance, cancellation and depositary service fees collected from ADS holders by Citibank, who is acting as the
Group's exclusive depositary for its publicly listed ADSs. As part of the depositary agreement between Citibank and the Group, the latter is entitled to receive a portion of the aforementioned fees collected by Citibank.